LIQUIDITY AND CAPITAL RESOURCES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Liquidity and Capital Resources

3. LIQUIDITY AND CAPITAL RESOURCES

Cash resources as of September 30, 2012 were approximately $0.6 million, compared to $6.7 million as of December 31, 2011. As of September 30, 2012, the Company had current liabilities of approximately $3.3 million, resulting in negative working capital of approximately $2.4 million. Accordingly, the Company is in immediate need of substantial additional financing or it may be required to cease its operations altogether. The Company’s continued operations depend entirely on its ability to raise additional funds through various potential sources, such as equity or debt financing, or to license its product candidates to another pharmaceutical company. The Company cannot assure that it will be able to secure such additional financing, or if available, that it will be sufficient to meet its needs.

The success of the Company depends on its ability to develop new products to the point of regulatory approval and subsequent commercialization and, accordingly, to raise enough capital to finance these developmental efforts until it can achieve profitability, if ever. In order to finance the continued operating and capital requirements of the Company, management has been actively seeking to raise additional capital through the sale and issuance of its equity or debt securities or by granting a license to one or more of its products in exchange for cash payments. While the Company engaged a financial advisor in May 2012 to assist with its ongoing financing efforts, the Company does not have any committed sources of financing at this time. Amounts raised, if any, will be used to further develop the Company’s product candidates, acquire rights to additional product candidates and for other working capital purposes. However, while the Company continues to extend its best efforts to raise additional capital in order to continue funding its operations, management can provide no assurances that the Company will be able to raise sufficient funds.

In addition, to the extent that the Company raises additional funds by issuing shares of its common stock or other securities convertible or exchangeable for shares of common stock, stockholders may experience significant dilution. In the event the Company raises additional capital through debt financings, the Company may incur significant interest expense and become subject to covenants in the related transaction documentation that may affect the manner in which the Company conducts its business. To the extent that the Company raises additional funds through collaboration and licensing arrangements, it may be necessary to relinquish some rights to its technologies or product candidates, or grant licenses on terms that may not be favorable to the Company. Any or all of the foregoing may have a material adverse effect on the Company’s business and financial performance.

These factors raise substantial doubt about the Company's ability to continue as a going concern. The Company’s financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The financial statements do not include any adjustments that might result from the inability of the Company to continue as a going concern.

2. LIQUIDITY AND CAPITAL RESOURCES

The Company is a development stage enterprise since it has not yet generated any revenue from the sale of products and, through December 31, 2011, its efforts have been principally devoted to developing its licensed technologies, recruiting personnel, establishing office facilities, and raising capital. Accordingly, the accompanying financial statements have been prepared in accordance with the provisions of Accounting Standards Codification (“ASC”) 915, “Development Stage Entities.” The Company has experienced net losses since its inception and has an accumulated deficit of approximately $35.5 million at December 31, 2011. The Company expects to incur substantial and increasing losses and have negative net cash flows from operating activities as it expands its technology portfolio and engages in further research and development activities, particularly the conducting of pre-clinical and clinical trials.

Cash resources as of December 31, 2011 were approximately $6.7 million, compared to $13.5 million as of December 31, 2010. Based on its resources at December 31, 2011 and the current plan of expenditure on continuing development of the Company’s current product candidates, the Company believes that it has sufficient capital to fund its operations through approximately the third quarter of 2012. However, the Company will need substantial additional financing in the future until it can achieve profitability, if ever. The Company’s continued operations will depend on its ability to raise additional funds through various potential sources, such as equity and debt financing, or to license its product candidates to another pharmaceutical company. The Company will continue to fund operations from cash on hand and through sources of capital similar to those previously described. The Company cannot assure that it will be able to secure such additional financing, or if available, that it will be sufficient to meet its needs.

The success of the Company depends on its ability to discover and develop new products to the point of FDA approval and subsequent revenue generation and, accordingly, to raise enough capital to finance these developmental efforts. Management plans to raise additional equity capital or license one or more of its products to finance the continued operating and capital requirements of the Company. Amounts raised will be used to further develop the Company’s products, acquire additional product licenses and for other working capital purposes. While the Company will extend its best efforts to raise additional capital to fund all operations for the next 12 to 24 months, management can provide no assurances that the Company will be able to raise sufficient funds.

These factors raise substantial doubt about the Company's ability to continue as a going concern. The Company’s financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The financial statements do not include any adjustments that might result from the inability of the Company to continue as a going concern.